ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS RECEIVABLE [Abstract]
Balance at the beginning of year	¥ 4,991,223	¥ 2,254,798	¥ 1,503,621
Additions	7,504,977	5,256,461	2,650,128
Write-offs	(5,976,606)	(2,520,036)	(1,898,952)
Balance at the end of year	¥ 6,519,594	¥ 4,991,223	¥ 2,254,798